N-4	Nov. 28, 2023
Prospectus:
Document Type	N-4
Entity Registrant Name	LINCOLN LIFE VARIABLE ANNUITY ACCOUNT N
Entity Central Index Key	0001048606
Entity Investment Company Type	N-4
Document Period End Date	Nov. 28, 2023
Amendment Flag	false
ChoicePlus Advisory
Prospectus:
Fees and Costs of Benefit [Text Block]	Lincoln ProtectedPay Select CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	5.85%	65 – 69	5.50%
70 – 74	6.15%	70 – 74	5.60%
75+	6.30%	75+	5.85%
Lincoln ProtectedPay Secure CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.00%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
Lincoln ProtectedPay Select PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	7.25%	6.60%	65 – 69	4.00%	4.00%
70 – 74	7.50%	6.75%	70 – 74	4.00%	4.00%
75+	7.60%	7.00%	75+	4.00%	4.00%
Lincoln ProtectedPay Secure PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	7.50%	6.85%	65 – 69	4.00%	4.00%
70 – 74	7.75%	7.00%	70 – 74	4.00%	4.00%
75+	7.85%	7.25%	75+	4.00%	4.00%
Lincoln ProtectedPay Select MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.30%	7.90%	65 – 69	3.50%	3.25%
70 – 74	8.55%	8.10%	70 – 74	3.50%	3.25%
75+	8.80%	8.30%	75+	3.50%	3.25%
Lincoln ProtectedPay Secure MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.50%	8.10%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75+	9.00%	8.50%	75+	3.50%	3.25%
i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.15%	Under 40	2.15%
40 – 54	2.50%	40 – 54	2.25%
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.75%
75 – 79	4.75%	75 – 79	4.00%
80+	4.75%	80+	4.25%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Percentages For Contractowners Who Transition From Lincoln ProtectedPay Secure CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.25%
40 – 54	2.75%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	2.75%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	4.75%	65 – 69	4.00%
70 – 74	5.25%	70 – 74	4.25%
75 – 79	5.50%	75 – 79	4.50%
80+	5.50%	80+	4.75%

ChoicePlus Advisory | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Advisory | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Advisory | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Advisory | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Advisory | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Advisory | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Signature
Prospectus:
Fees and Costs of Benefit [Text Block]	Lincoln ProtectedPay Select CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	5.85%	65 – 69	5.50%
70 – 74	6.15%	70 – 74	5.60%
75+	6.30%	75+	5.85%
Lincoln ProtectedPay Secure CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.00%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
Lincoln ProtectedPay Select PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	7.25%	6.60%	65 – 69	4.00%	4.00%
70 – 74	7.50%	6.75%	70 – 74	4.00%	4.00%
75+	7.60%	7.00%	75+	4.00%	4.00%
Lincoln ProtectedPay Secure PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	7.50%	6.85%	65 – 69	4.00%	4.00%
70 – 74	7.75%	7.00%	70 – 74	4.00%	4.00%
75+	7.85%	7.25%	75+	4.00%	4.00%
Lincoln ProtectedPay Select MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.30%	7.90%	65 – 69	3.50%	3.25%
70 – 74	8.55%	8.10%	70 – 74	3.50%	3.25%
75+	8.80%	8.30%	75+	3.50%	3.25%
Lincoln ProtectedPay Secure MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.50%	8.10%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75+	9.00%	8.50%	75+	3.50%	3.25%
i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.15%	Under 40	2.15%
40 – 54	2.50%	40 – 54	2.25%
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.75%
75 – 79	4.75%	75 – 79	4.00%
80+	4.75%	80+	4.25%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Percentages For Contractowners Who Transition From Lincoln ProtectedPay Secure CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.25%
40 – 54	2.75%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	2.75%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	4.75%	65 – 69	4.00%
70 – 74	5.25%	70 – 74	4.25%
75 – 79	5.50%	75 – 79	4.50%
80+	5.50%	80+	4.75%

ChoicePlus Signature | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Signature | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Signature | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Signature | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Signature | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Signature | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus II
Prospectus:
Fees and Costs of Benefit [Text Block]	Lincoln ProtectedPay Select CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	5.85%	65 – 69	5.50%
70 – 74	6.15%	70 – 74	5.60%
75+	6.30%	75+	5.85%
Lincoln ProtectedPay Secure CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.00%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
Lincoln ProtectedPay Select PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	7.25%	6.60%	65 – 69	4.00%	4.00%
70 – 74	7.50%	6.75%	70 – 74	4.00%	4.00%
75+	7.60%	7.00%	75+	4.00%	4.00%
Lincoln ProtectedPay Secure PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	7.50%	6.85%	65 – 69	4.00%	4.00%
70 – 74	7.75%	7.00%	70 – 74	4.00%	4.00%
75+	7.85%	7.25%	75+	4.00%	4.00%
Lincoln ProtectedPay Select MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.30%	7.90%	65 – 69	3.50%	3.25%
70 – 74	8.55%	8.10%	70 – 74	3.50%	3.25%
75+	8.80%	8.30%	75+	3.50%	3.25%
Lincoln ProtectedPay Secure MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.50%	8.10%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75+	9.00%	8.50%	75+	3.50%	3.25%
i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.15%	Under 40	2.15%
40 – 54	2.50%	40 – 54	2.25%
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.75%
75 – 79	4.75%	75 – 79	4.00%
80+	4.75%	80+	4.25%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Percentages For Contractowners Who Transition From Lincoln ProtectedPay Secure CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.25%
40 – 54	2.75%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	2.75%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	4.75%	65 – 69	4.00%
70 – 74	5.25%	70 – 74	4.25%
75 – 79	5.50%	75 – 79	4.50%
80+	5.50%	80+	4.75%

ChoicePlus II | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus II | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus II | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus II | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus II | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus II | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance Prime
Prospectus:
Fees and Costs of Benefit [Text Block]	Lincoln ProtectedPay Select CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	5.85%	65 – 69	5.50%
70 – 74	6.15%	70 – 74	5.60%
75+	6.30%	75+	5.85%
Lincoln ProtectedPay Secure CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.00%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
Lincoln ProtectedPay Select PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	7.25%	6.60%	65 – 69	4.00%	4.00%
70 – 74	7.50%	6.75%	70 – 74	4.00%	4.00%
75+	7.60%	7.00%	75+	4.00%	4.00%
Lincoln ProtectedPay Secure PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	7.50%	6.85%	65 – 69	4.00%	4.00%
70 – 74	7.75%	7.00%	70 – 74	4.00%	4.00%
75+	7.85%	7.25%	75+	4.00%	4.00%
Lincoln ProtectedPay Select MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.30%	7.90%	65 – 69	3.50%	3.25%
70 – 74	8.55%	8.10%	70 – 74	3.50%	3.25%
75+	8.80%	8.30%	75+	3.50%	3.25%
Lincoln ProtectedPay Secure MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.50%	8.10%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75+	9.00%	8.50%	75+	3.50%	3.25%
i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.15%	Under 40	2.15%
40 – 54	2.50%	40 – 54	2.25%
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.75%
75 – 79	4.75%	75 – 79	4.00%
80+	4.75%	80+	4.25%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Percentages For Contractowners Who Transition From Lincoln ProtectedPay Secure CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.25%
40 – 54	2.75%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	2.75%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	4.75%	65 – 69	4.00%
70 – 74	5.25%	70 – 74	4.25%
75 – 79	5.50%	75 – 79	4.50%
80+	5.50%	80+	4.75%

ChoicePlus Assurance Prime | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance Prime | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance Prime | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance Prime | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance Prime | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance Prime | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance Series
Prospectus:
Fees and Costs of Benefit [Text Block]	Lincoln ProtectedPay Select CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	5.85%	65 – 69	5.50%
70 – 74	6.15%	70 – 74	5.60%
75+	6.30%	75+	5.85%
Lincoln ProtectedPay Secure CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.00%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
Lincoln ProtectedPay Select PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	7.25%	6.60%	65 – 69	4.00%	4.00%
70 – 74	7.50%	6.75%	70 – 74	4.00%	4.00%
75+	7.60%	7.00%	75+	4.00%	4.00%
Lincoln ProtectedPay Secure PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	7.50%	6.85%	65 – 69	4.00%	4.00%
70 – 74	7.75%	7.00%	70 – 74	4.00%	4.00%
75+	7.85%	7.25%	75+	4.00%	4.00%
Lincoln ProtectedPay Select MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.30%	7.90%	65 – 69	3.50%	3.25%
70 – 74	8.55%	8.10%	70 – 74	3.50%	3.25%
75+	8.80%	8.30%	75+	3.50%	3.25%
Lincoln ProtectedPay Secure MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.50%	8.10%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75+	9.00%	8.50%	75+	3.50%	3.25%
i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.15%	Under 40	2.15%
40 – 54	2.50%	40 – 54	2.25%
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.75%
75 – 79	4.75%	75 – 79	4.00%
80+	4.75%	80+	4.25%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Percentages For Contractowners Who Transition From Lincoln ProtectedPay Secure CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.25%
40 – 54	2.75%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	2.75%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	4.75%	65 – 69	4.00%
70 – 74	5.25%	70 – 74	4.25%
75 – 79	5.50%	75 – 79	4.50%
80+	5.50%	80+	4.75%

ChoicePlus Assurance Series | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance Series | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance Series | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance Series | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance Series | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance Series | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Design
Prospectus:
Fees and Costs of Benefit [Text Block]	Lincoln ProtectedPay Select CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	5.85%	65 – 69	5.50%
70 – 74	6.15%	70 – 74	5.60%
75+	6.30%	75+	5.85%
Lincoln ProtectedPay Secure CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.00%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
Lincoln ProtectedPay Select PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	7.25%	6.60%	65 – 69	4.00%	4.00%
70 – 74	7.50%	6.75%	70 – 74	4.00%	4.00%
75+	7.60%	7.00%	75+	4.00%	4.00%
Lincoln ProtectedPay Secure PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	7.50%	6.85%	65 – 69	4.00%	4.00%
70 – 74	7.75%	7.00%	70 – 74	4.00%	4.00%
75+	7.85%	7.25%	75+	4.00%	4.00%
Lincoln ProtectedPay Select MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.30%	7.90%	65 – 69	3.50%	3.25%
70 – 74	8.55%	8.10%	70 – 74	3.50%	3.25%
75+	8.80%	8.30%	75+	3.50%	3.25%
Lincoln ProtectedPay Secure MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.50%	8.10%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75+	9.00%	8.50%	75+	3.50%	3.25%
i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.15%	Under 40	2.15%
40 – 54	2.50%	40 – 54	2.25%
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.75%
75 – 79	4.75%	75 – 79	4.00%
80+	4.75%	80+	4.25%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Percentages For Contractowners Who Transition From Lincoln ProtectedPay Secure CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.25%
40 – 54	2.75%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	2.75%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	4.75%	65 – 69	4.00%
70 – 74	5.25%	70 – 74	4.25%
75 – 79	5.50%	75 – 79	4.50%
80+	5.50%	80+	4.75%

ChoicePlus Design | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Design | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Design | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Design | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Design | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Design | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Lincoln InvestmentSolutions RIA
Prospectus:
Fees and Costs of Benefit [Text Block]	Lincoln ProtectedPay Select CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	5.85%	65 – 69	5.50%
70 – 74	6.15%	70 – 74	5.60%
75+	6.30%	75+	5.85%
Lincoln ProtectedPay Secure CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.00%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
Lincoln ProtectedPay Select PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	7.25%	6.60%	65 – 69	4.00%	4.00%
70 – 74	7.50%	6.75%	70 – 74	4.00%	4.00%
75+	7.60%	7.00%	75+	4.00%	4.00%
Lincoln ProtectedPay Secure PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	7.50%	6.85%	65 – 69	4.00%	4.00%
70 – 74	7.75%	7.00%	70 – 74	4.00%	4.00%
75+	7.85%	7.25%	75+	4.00%	4.00%
Lincoln ProtectedPay Select MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.30%	7.90%	65 – 69	3.50%	3.25%
70 – 74	8.55%	8.10%	70 – 74	3.50%	3.25%
75+	8.80%	8.30%	75+	3.50%	3.25%
Lincoln ProtectedPay Secure MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.50%	8.10%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75+	9.00%	8.50%	75+	3.50%	3.25%
i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.15%	Under 40	2.15%
40 – 54	2.50%	40 – 54	2.25%
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.75%
75 – 79	4.75%	75 – 79	4.00%
80+	4.75%	80+	4.25%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Percentages For Contractowners Who Transition From Lincoln ProtectedPay Secure CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.25%
40 – 54	2.75%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	2.75%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	4.75%	65 – 69	4.00%
70 – 74	5.25%	70 – 74	4.25%
75 – 79	5.50%	75 – 79	4.50%
80+	5.50%	80+	4.75%

Lincoln InvestmentSolutions RIA | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Lincoln InvestmentSolutions RIA | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Lincoln InvestmentSolutions RIA | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Lincoln InvestmentSolutions RIA | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Lincoln InvestmentSolutions RIA | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Lincoln InvestmentSolutions RIA | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Access
Prospectus:
Fees and Costs of Benefit [Text Block]	Lincoln ProtectedPay Select CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	5.85%	65 – 69	5.50%
70 – 74	6.15%	70 – 74	5.60%
75+	6.30%	75+	5.85%
Lincoln ProtectedPay Secure CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.00%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
Lincoln ProtectedPay Select PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	7.25%	6.60%	65 – 69	4.00%	4.00%
70 – 74	7.50%	6.75%	70 – 74	4.00%	4.00%
75+	7.60%	7.00%	75+	4.00%	4.00%
Lincoln ProtectedPay Secure PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	7.50%	6.85%	65 – 69	4.00%	4.00%
70 – 74	7.75%	7.00%	70 – 74	4.00%	4.00%
75+	7.85%	7.25%	75+	4.00%	4.00%
Lincoln ProtectedPay Select MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.30%	7.90%	65 – 69	3.50%	3.25%
70 – 74	8.55%	8.10%	70 – 74	3.50%	3.25%
75+	8.80%	8.30%	75+	3.50%	3.25%
Lincoln ProtectedPay Secure MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.50%	8.10%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75+	9.00%	8.50%	75+	3.50%	3.25%
i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.15%	Under 40	2.15%
40 – 54	2.50%	40 – 54	2.25%
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.75%
75 – 79	4.75%	75 – 79	4.00%
80+	4.75%	80+	4.25%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Percentages For Contractowners Who Transition From Lincoln ProtectedPay Secure CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.25%
40 – 54	2.75%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	2.75%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	4.75%	65 – 69	4.00%
70 – 74	5.25%	70 – 74	4.25%
75 – 79	5.50%	75 – 79	4.50%
80+	5.50%	80+	4.75%

ChoicePlus Access | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Access | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Access | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Access | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Access | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Access | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus II Access
Prospectus:
Fees and Costs of Benefit [Text Block]	Lincoln ProtectedPay Select CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	5.85%	65 – 69	5.50%
70 – 74	6.15%	70 – 74	5.60%
75+	6.30%	75+	5.85%
Lincoln ProtectedPay Secure CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.00%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
Lincoln ProtectedPay Select PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	7.25%	6.60%	65 – 69	4.00%	4.00%
70 – 74	7.50%	6.75%	70 – 74	4.00%	4.00%
75+	7.60%	7.00%	75+	4.00%	4.00%
Lincoln ProtectedPay Secure PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	7.50%	6.85%	65 – 69	4.00%	4.00%
70 – 74	7.75%	7.00%	70 – 74	4.00%	4.00%
75+	7.85%	7.25%	75+	4.00%	4.00%
Lincoln ProtectedPay Select MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.30%	7.90%	65 – 69	3.50%	3.25%
70 – 74	8.55%	8.10%	70 – 74	3.50%	3.25%
75+	8.80%	8.30%	75+	3.50%	3.25%
Lincoln ProtectedPay Secure MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.50%	8.10%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75+	9.00%	8.50%	75+	3.50%	3.25%
i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.15%	Under 40	2.15%
40 – 54	2.50%	40 – 54	2.25%
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.75%
75 – 79	4.75%	75 – 79	4.00%
80+	4.75%	80+	4.25%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Percentages For Contractowners Who Transition From Lincoln ProtectedPay Secure CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.25%
40 – 54	2.75%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	2.75%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	4.75%	65 – 69	4.00%
70 – 74	5.25%	70 – 74	4.25%
75 – 79	5.50%	75 – 79	4.50%
80+	5.50%	80+	4.75%

ChoicePlus II Access | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus II Access | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus II Access | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus II Access | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus II Access | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus II Access | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance A Share
Prospectus:
Fees and Costs of Benefit [Text Block]	Lincoln ProtectedPay Select CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	5.85%	65 – 69	5.50%
70 – 74	6.15%	70 – 74	5.60%
75+	6.30%	75+	5.85%
Lincoln ProtectedPay Secure CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.00%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
Lincoln ProtectedPay Select PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	7.25%	6.60%	65 – 69	4.00%	4.00%
70 – 74	7.50%	6.75%	70 – 74	4.00%	4.00%
75+	7.60%	7.00%	75+	4.00%	4.00%
Lincoln ProtectedPay Secure PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	7.50%	6.85%	65 – 69	4.00%	4.00%
70 – 74	7.75%	7.00%	70 – 74	4.00%	4.00%
75+	7.85%	7.25%	75+	4.00%	4.00%
Lincoln ProtectedPay Select MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.30%	7.90%	65 – 69	3.50%	3.25%
70 – 74	8.55%	8.10%	70 – 74	3.50%	3.25%
75+	8.80%	8.30%	75+	3.50%	3.25%
Lincoln ProtectedPay Secure MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.50%	8.10%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75+	9.00%	8.50%	75+	3.50%	3.25%
i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.15%	Under 40	2.15%
40 – 54	2.50%	40 – 54	2.25%
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.75%
75 – 79	4.75%	75 – 79	4.00%
80+	4.75%	80+	4.25%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Percentages For Contractowners Who Transition From Lincoln ProtectedPay Secure CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.25%
40 – 54	2.75%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	2.75%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	4.75%	65 – 69	4.00%
70 – 74	5.25%	70 – 74	4.25%
75 – 79	5.50%	75 – 79	4.50%
80+	5.50%	80+	4.75%

ChoicePlus Assurance A Share | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance A Share | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance A Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance A Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance A Share | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance A Share | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Rollover
Prospectus:
Fees and Costs of Benefit [Text Block]	Lincoln ProtectedPay Select CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	5.85%	65 – 69	5.50%
70 – 74	6.15%	70 – 74	5.60%
75+	6.30%	75+	5.85%
Lincoln ProtectedPay Secure CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.00%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
Lincoln ProtectedPay Select PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	7.25%	6.60%	65 – 69	4.00%	4.00%
70 – 74	7.50%	6.75%	70 – 74	4.00%	4.00%
75+	7.60%	7.00%	75+	4.00%	4.00%
Lincoln ProtectedPay Secure PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	7.50%	6.85%	65 – 69	4.00%	4.00%
70 – 74	7.75%	7.00%	70 – 74	4.00%	4.00%
75+	7.85%	7.25%	75+	4.00%	4.00%
Lincoln ProtectedPay Select MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.30%	7.90%	65 – 69	3.50%	3.25%
70 – 74	8.55%	8.10%	70 – 74	3.50%	3.25%
75+	8.80%	8.30%	75+	3.50%	3.25%
Lincoln ProtectedPay Secure MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.50%	8.10%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75+	9.00%	8.50%	75+	3.50%	3.25%
i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.15%	Under 40	2.15%
40 – 54	2.50%	40 – 54	2.25%
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.75%
75 – 79	4.75%	75 – 79	4.00%
80+	4.75%	80+	4.25%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Percentages For Contractowners Who Transition From Lincoln ProtectedPay Secure CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.25%
40 – 54	2.75%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	2.75%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	4.75%	65 – 69	4.00%
70 – 74	5.25%	70 – 74	4.25%
75 – 79	5.50%	75 – 79	4.50%
80+	5.50%	80+	4.75%

ChoicePlus Rollover | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Rollover | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Rollover | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Rollover | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Rollover | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Rollover | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus II Advance
Prospectus:
Fees and Costs of Benefit [Text Block]	Lincoln ProtectedPay Select CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	5.85%	65 – 69	5.50%
70 – 74	6.15%	70 – 74	5.60%
75+	6.30%	75+	5.85%
Lincoln ProtectedPay Secure CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.00%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
Lincoln ProtectedPay Select PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	7.25%	6.60%	65 – 69	4.00%	4.00%
70 – 74	7.50%	6.75%	70 – 74	4.00%	4.00%
75+	7.60%	7.00%	75+	4.00%	4.00%
Lincoln ProtectedPay Secure PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	7.50%	6.85%	65 – 69	4.00%	4.00%
70 – 74	7.75%	7.00%	70 – 74	4.00%	4.00%
75+	7.85%	7.25%	75+	4.00%	4.00%
Lincoln ProtectedPay Select MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.30%	7.90%	65 – 69	3.50%	3.25%
70 – 74	8.55%	8.10%	70 – 74	3.50%	3.25%
75+	8.80%	8.30%	75+	3.50%	3.25%
Lincoln ProtectedPay Secure MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.50%	8.10%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75+	9.00%	8.50%	75+	3.50%	3.25%
i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.15%	Under 40	2.15%
40 – 54	2.50%	40 – 54	2.25%
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.75%
75 – 79	4.75%	75 – 79	4.00%
80+	4.75%	80+	4.25%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Percentages For Contractowners Who Transition From Lincoln ProtectedPay Secure CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.25%
40 – 54	2.75%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	2.75%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	4.75%	65 – 69	4.00%
70 – 74	5.25%	70 – 74	4.25%
75 – 79	5.50%	75 – 79	4.50%
80+	5.50%	80+	4.75%

ChoicePlus II Advance | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus II Advance | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus II Advance | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus II Advance | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus II Advance | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus II Advance | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance C Share
Prospectus:
Fees and Costs of Benefit [Text Block]	Lincoln ProtectedPay Select CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	5.85%	65 – 69	5.50%
70 – 74	6.15%	70 – 74	5.60%
75+	6.30%	75+	5.85%
Lincoln ProtectedPay Secure CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.00%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
Lincoln ProtectedPay Select PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	7.25%	6.60%	65 – 69	4.00%	4.00%
70 – 74	7.50%	6.75%	70 – 74	4.00%	4.00%
75+	7.60%	7.00%	75+	4.00%	4.00%
Lincoln ProtectedPay Secure PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	7.50%	6.85%	65 – 69	4.00%	4.00%
70 – 74	7.75%	7.00%	70 – 74	4.00%	4.00%
75+	7.85%	7.25%	75+	4.00%	4.00%
Lincoln ProtectedPay Select MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.30%	7.90%	65 – 69	3.50%	3.25%
70 – 74	8.55%	8.10%	70 – 74	3.50%	3.25%
75+	8.80%	8.30%	75+	3.50%	3.25%
Lincoln ProtectedPay Secure MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.50%	8.10%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75+	9.00%	8.50%	75+	3.50%	3.25%
i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.15%	Under 40	2.15%
40 – 54	2.50%	40 – 54	2.25%
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.75%
75 – 79	4.75%	75 – 79	4.00%
80+	4.75%	80+	4.25%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Percentages For Contractowners Who Transition From Lincoln ProtectedPay Secure CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.25%
40 – 54	2.75%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	2.75%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	4.75%	65 – 69	4.00%
70 – 74	5.25%	70 – 74	4.25%
75 – 79	5.50%	75 – 79	4.50%
80+	5.50%	80+	4.75%

ChoicePlus Assurance C Share | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance C Share | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance C Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance C Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance C Share | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance C Share | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Lincoln ChoicePlus Assurance B Share
Prospectus:
Fees and Costs of Benefit [Text Block]	Lincoln ProtectedPay Select CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	5.85%	65 – 69	5.50%
70 – 74	6.15%	70 – 74	5.60%
75+	6.30%	75+	5.85%
Lincoln ProtectedPay Secure CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.00%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
Lincoln ProtectedPay Select PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	7.25%	6.60%	65 – 69	4.00%	4.00%
70 – 74	7.50%	6.75%	70 – 74	4.00%	4.00%
75+	7.60%	7.00%	75+	4.00%	4.00%
Lincoln ProtectedPay Secure PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	7.50%	6.85%	65 – 69	4.00%	4.00%
70 – 74	7.75%	7.00%	70 – 74	4.00%	4.00%
75+	7.85%	7.25%	75+	4.00%	4.00%
Lincoln ProtectedPay Select MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.30%	7.90%	65 – 69	3.50%	3.25%
70 – 74	8.55%	8.10%	70 – 74	3.50%	3.25%
75+	8.80%	8.30%	75+	3.50%	3.25%
Lincoln ProtectedPay Secure MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.50%	8.10%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75+	9.00%	8.50%	75+	3.50%	3.25%
i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.15%	Under 40	2.15%
40 – 54	2.50%	40 – 54	2.25%
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.75%
75 – 79	4.75%	75 – 79	4.00%
80+	4.75%	80+	4.25%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Percentages For Contractowners Who Transition From Lincoln ProtectedPay Secure CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.25%
40 – 54	2.75%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	2.75%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	4.75%	65 – 69	4.00%
70 – 74	5.25%	70 – 74	4.25%
75 – 79	5.50%	75 – 79	4.50%
80+	5.50%	80+	4.75%

Lincoln ChoicePlus Assurance B Share | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Lincoln ChoicePlus Assurance B Share | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Lincoln ChoicePlus Assurance B Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Lincoln ChoicePlus Assurance B Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Lincoln ChoicePlus Assurance B Share | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Lincoln ChoicePlus Assurance B Share | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus
Prospectus:
Fees and Costs of Benefit [Text Block]	Lincoln ProtectedPay Select CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	5.85%	65 – 69	5.50%
70 – 74	6.15%	70 – 74	5.60%
75+	6.30%	75+	5.85%
Lincoln ProtectedPay Secure CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.00%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
Lincoln ProtectedPay Select PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	7.25%	6.60%	65 – 69	4.00%	4.00%
70 – 74	7.50%	6.75%	70 – 74	4.00%	4.00%
75+	7.60%	7.00%	75+	4.00%	4.00%
Lincoln ProtectedPay Secure PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	7.50%	6.85%	65 – 69	4.00%	4.00%
70 – 74	7.75%	7.00%	70 – 74	4.00%	4.00%
75+	7.85%	7.25%	75+	4.00%	4.00%
Lincoln ProtectedPay Select MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.30%	7.90%	65 – 69	3.50%	3.25%
70 – 74	8.55%	8.10%	70 – 74	3.50%	3.25%
75+	8.80%	8.30%	75+	3.50%	3.25%
Lincoln ProtectedPay Secure MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.50%	8.10%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75+	9.00%	8.50%	75+	3.50%	3.25%
i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.15%	Under 40	2.15%
40 – 54	2.50%	40 – 54	2.25%
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.75%
75 – 79	4.75%	75 – 79	4.00%
80+	4.75%	80+	4.25%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Percentages For Contractowners Who Transition From Lincoln ProtectedPay Secure CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.25%
40 – 54	2.75%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	2.75%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	4.75%	65 – 69	4.00%
70 – 74	5.25%	70 – 74	4.25%
75 – 79	5.50%	75 – 79	4.50%
80+	5.50%	80+	4.75%

ChoicePlus | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance L Share
Prospectus:
Fees and Costs of Benefit [Text Block]	Lincoln ProtectedPay Select CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.25%	59 – 64	4.10%
65 – 69	5.85%	65 – 69	5.50%
70 – 74	6.15%	70 – 74	5.60%
75+	6.30%	75+	5.85%
Lincoln ProtectedPay Secure CoreSM
Single Life PAI Rate		Joint Life PAI Rate
Age	PAI Rate	Age	PAI Rate
59 – 64	4.75%	59 – 64	4.35%
65 – 69	6.00%	65 – 69	5.60%
70 – 74	6.30%	70 – 74	5.85%
75+	6.55%	75+	6.10%
Lincoln ProtectedPay Select PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	7.25%	6.60%	65 – 69	4.00%	4.00%
70 – 74	7.50%	6.75%	70 – 74	4.00%	4.00%
75+	7.60%	7.00%	75+	4.00%	4.00%
Lincoln ProtectedPay Secure PlusSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	7.50%	6.85%	65 – 69	4.00%	4.00%
70 – 74	7.75%	7.00%	70 – 74	4.00%	4.00%
75+	7.85%	7.25%	75+	4.00%	4.00%
Lincoln ProtectedPay Select MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.30%	4.80%	59 – 64	3.00%	3.00%
65 – 69	8.30%	7.90%	65 – 69	3.50%	3.25%
70 – 74	8.55%	8.10%	70 – 74	3.50%	3.25%
75+	8.80%	8.30%	75+	3.50%	3.25%
Lincoln ProtectedPay Secure MaxSM
TABLE A			TABLE B
Age	Single Life Option	Joint Life Option	Age	Single Life Option	Joint Life Option
59 – 64	5.65%	5.15%	59 – 64	3.00%	3.00%
65 – 69	8.50%	8.10%	65 – 69	3.50%	3.25%
70 – 74	8.75%	8.30%	70 – 74	3.50%	3.25%
75+	9.00%	8.50%	75+	3.50%	3.25%
i4LIFE® Advantage Select Guaranteed Income Benefit Percentages For Contractowners Who Transition From Lincoln ProtectedPay Select CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.15%	Under 40	2.15%
40 – 54	2.50%	40 – 54	2.25%
55 – 58	2.50%	55 – 58	2.25%
59 – 64	3.25%	59 – 64	2.75%
65 – 69	4.25%	65 – 69	3.25%
70 – 74	4.50%	70 – 74	3.75%
75 – 79	4.75%	75 – 79	4.00%
80+	4.75%	80+	4.25%
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) Percentages For Contractowners Who Transition From Lincoln ProtectedPay Secure CoreSM
Single Life GIB %		Joint Life GIB %
Age	GIB %	Age	GIB %
Under 40	2.25%	Under 40	2.25%
40 – 54	2.75%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	2.75%
59 – 64	3.75%	59 – 64	3.25%
65 – 69	4.75%	65 – 69	4.00%
70 – 74	5.25%	70 – 74	4.25%
75 – 79	5.50%	75 – 79	4.50%
80+	5.50%	80+	4.75%

ChoicePlus Assurance L Share | CurrentInitialProtectedLifetimeIncomeFeeRateSingleLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance L Share | CurrentInitialProtectedLifetimeIncomeFeeRateJointLifeMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance L Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance L Share | i4LIFEAdvantageSelectGuaranteedIncomeBenefitContractownersfromLincolnProtectedPaySelectCoreJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
ChoicePlus Assurance L Share | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureSingleMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.50%
ChoicePlus Assurance L Share | i4LIFEAdvantageGuaranteedIncomeBenefitManagedRiskContractownersfromLincolnProtectedPaySecureJointMember
Prospectus:
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%
Optional Benefit Expense (of Benefit Base), Current [Percent]	1.60%